Nature of operations	12 Months Ended
Dec. 31, 2021
Nature Of Operations
Nature of operations

1.	Nature of operations

Enthusiast Gaming Holdings Inc. (the “Company” or “Enthusiast”) was incorporated under the Business Corporation Act (British Columbia) on June 27, 2018. The Company is publicly traded on the Toronto Stock Exchange (“TSX”) and Nasdaq Global Select Market (“Nasdaq”) under the symbol “EGLX”. On January 27, 2020, the common shares of the Company commenced trading on the TSX following a graduation from the TSX Venture Exchange. On April 21, 2021 the common shares of the Company commenced trading on the Nasdaq. The Company maintains its registered office at 510 West Georgia Street, Suite 1800, Vancouver, British Columbia and its executive office at 90 Eglinton Avenue East, Suite 805, Toronto, Ontario, M4P 2Y3.

The Company’s principal business activities are comprised of media and content, entertainment and esports. The Company’s digital media platform includes 100+ gaming related websites, approximately 1,000 YouTube channels and a library of over 1,500 casual games. The Company’s esports division, Luminosity Gaming Inc., is a leading global esports franchise that consists of 7 professional esports teams under ownership and management, including the Vancouver Titans Overwatch team and the Seattle Surge Call of Duty team. The Company’s entertainment business owns and operates Canada’s largest gaming expo, Enthusiast Gaming Live Expo, EGLX, and the largest mobile gaming event in Europe, Pocket Gamer Connects.

On August 30, 2020, the Company acquired all of the issued and outstanding shares of Omnia Media Inc. (“Omnia”) from Blue Ant Media Solutions Inc. (“Blue Ant”) pursuant to a share purchase agreement dated August 6, 2020 (the “Omnia SPA”). The Omnia SPA is accounted for in accordance with IFRS 3, Business Combinations, as the operations of Omnia constitute a business.

On May 1, 2021, the Company acquired all of the issued and outstanding shares of Vedatis SAS (“Vedatis”) pursuant to a share purchase agreement dated May 1, 2021 (the “Vedatis SPA”). The Vedatis SPA is accounted for in accordance with IFRS 3, as the operations of Vedatis constitute a business.

On June 21, 2021, the Company, through its wholly-owned subsidiary, Enthusiast Gaming Media (US) Inc. (“Media US”), acquired all of the issued and outstanding membership interest of Tabwire LLC (“Tabwire”) pursuant to an equity purchase agreement dated April 22, 2021 (the “Tabwire EPA”). The Tabwire EPA is accounted for in accordance with IFRS 3, as the operations of Tabwire constitute a business.

On August 30, 2021, the Company, through its wholly-owned subsidiary, Media US, acquired all of the issued and outstanding membership interest of GameKnot LLC (“GameKnot”) pursuant to an equity purchase agreement dated August 30, 2021 (the “GameKnot EPA”). The GameKnot EPA is accounted for in accordance with IFRS 3, as the operations of GameKnot constitute a business.

On September 3, 2021, the Company, through its wholly-owned subsidiary, Media US, acquired all of the issued and outstanding shares of Addicting Games, Inc. and TeachMe, Inc. (“TeachMe”, which together with Addicting Games, Inc., is herein referred to as “Addicting Games”) pursuant to a share purchase agreement dated September 3, 2021 (the “Addicting Games SPA”). The Addicting Games SPA is accounted for in accordance with IFRS 3, as the operations of Addicting Games constitute a business.

On November 22, 2021, the Company, through its wholly-owned subsidiary, Media US, acquired all of the issued and outstanding shares of Outplayed, Inc. (“Outplayed”) pursuant to a merger agreement dated November 22, 2021 (the “Outplayed MA”). Pursuant to the Outplayed MA between Enthusiast Acquisition Corp. (“Acquisition Corp”), a subsidiary of Media US incorporated to facilitate this transaction, and Outplayed, Outplayed merged with and into Acquisition Corp and Acquisition Corp changed its name to Outplayed, Inc. The Outplayed MA is accounted for in accordance with IFRS 3, as the operations of Outplayed constitute a business.

The Omnia SPA, Vedatis SPA, Tabwire EPA, GameKnot EPA, Addicting Games SPA and Outplayed MA are collectively called the “Mergers and Acquisitions” in these consolidated financial statements. For information relating to the accounting of the Mergers and Acquisition see Note 5.

Approval of Financial Statements

These consolidated financial statements were authorized for issuance by the Board of Directors of the Company on March 28, 2022.